Income Taxes - Components of Deferred Tax Assets (Details)	Dec. 31, 2014 USD ($)
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 95,084
Gross deferred tax asset	95,084
Valuation allowance	$ (95,084)
Net deferred tax assets